Quarterly Holdings Report
for
Fidelity® Corporate Bond ETF
November 30, 2022
T12-NPRT1-0123
1.9862232.108
Nonconvertible Bonds - 88.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
3.55% 9/15/55	622,000	436,276
3.65% 9/15/59	255,000	177,121
4.3% 2/15/30	332,000	315,432
4.5% 5/15/35	293,000	268,497
Level 3 Financing, Inc. 3.4% 3/1/27 (b)	361,000	308,001
Verizon Communications, Inc.:
2.1% 3/22/28	218,000	190,734
2.55% 3/21/31	512,000	426,850
3.7% 3/22/61	415,000	298,005
4.4% 11/1/34	482,000	444,992
		2,865,908
Entertainment - 0.1%
The Walt Disney Co. 4.75% 11/15/46	204,000	189,361
Interactive Media & Services - 0.2%
Tencent Holdings Ltd.:
2.88% 4/22/31 (b)	235,000	194,072
3.575% 4/11/26 (b)	200,000	188,750
		382,822
Media - 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	443,000	373,228
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	408,000	260,609
3.85% 4/1/61	300,000	184,947
4.2% 3/15/28	558,000	519,048
5.375% 5/1/47	338,000	279,623
Comcast Corp. 2.937% 11/1/56	405,000	262,518
Discovery Communications LLC 4.125% 5/15/29	495,000	435,781
Fox Corp.:
3.5% 4/8/30	358,000	314,768
5.476% 1/25/39	78,000	71,829
Magallanes, Inc.:
3.755% 3/15/27 (b)	142,000	129,402
4.054% 3/15/29 (b)	49,000	42,911
4.279% 3/15/32 (b)	397,000	337,053
5.05% 3/15/42 (b)	171,000	136,894
5.141% 3/15/52 (b)	416,000	322,342
5.391% 3/15/62 (b)	345,000	266,957
Time Warner Cable LLC:
4.5% 9/15/42	473,000	355,068
5.875% 11/15/40	354,000	313,759
7.3% 7/1/38	378,000	386,540
		4,993,277
Wireless Telecommunication Services - 1.5%
Rogers Communications, Inc.:
3.8% 3/15/32 (b)	349,000	308,967
4.3% 2/15/48	100,000	77,708
4.55% 3/15/52 (b)	304,000	247,439
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	242,000	205,520
2.7% 3/15/32	380,000	311,851
3.75% 4/15/27	412,000	390,270
Vodafone Group PLC:
3.25% 6/4/81 (c)	250,000	207,450
4.375% 5/30/28	212,000	209,792
5.25% 5/30/48	344,000	308,934
		2,267,931
TOTAL COMMUNICATION SERVICES		10,699,299
CONSUMER DISCRETIONARY - 3.6%
Automobiles - 1.8%
Ford Motor Co. 3.25% 2/12/32	850,000	674,860
General Motors Co.:
5.4% 4/1/48	420,000	361,791
5.95% 4/1/49	386,000	358,704
General Motors Financial Co., Inc. 3.1% 1/12/32	530,000	425,177
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	450,000	381,249
4.75% 11/13/28 (b)	550,000	532,758
		2,734,539
Distributors - 0.2%
Genuine Parts Co. 2.75% 2/1/32	450,000	363,708
Household Durables - 0.2%
Toll Brothers Finance Corp. 4.375% 4/15/23	269,000	267,576
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	159,014
Specialty Retail - 1.0%
Advance Auto Parts, Inc. 1.75% 10/1/27	338,000	285,425
AutoNation, Inc.:
3.85% 3/1/32	390,000	321,608
4.75% 6/1/30	19,000	17,110
Lowe's Companies, Inc.:
3.65% 4/5/29	291,000	271,871
5.625% 4/15/53	250,000	250,112
O'Reilly Automotive, Inc. 4.35% 6/1/28	416,000	403,853
		1,549,979
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc. 3.05% 3/15/32	684,000	529,272
TOTAL CONSUMER DISCRETIONARY		5,604,088
CONSUMER STAPLES - 6.9%
Beverages - 1.3%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36	198,000	189,980
4.9% 2/1/46	288,000	269,419
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	204,000	195,737
4.9% 2/1/46	222,000	207,677
Anheuser-Busch InBev Worldwide, Inc. 4.5% 6/1/50	436,000	394,194
Constellation Brands, Inc. 2.875% 5/1/30	363,000	312,430
Molson Coors Beverage Co. 3% 7/15/26	381,000	357,363
		1,926,800
Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	469,000	399,692
Food Products - 2.0%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	1,000,000	871,620
3% 5/15/32 (b)	405,000	317,421
4.375% 2/2/52 (b)	405,000	294,419
5.5% 1/15/30 (b)	650,000	623,454
McCormick & Co., Inc. 1.85% 2/15/31	261,000	202,995
Smithfield Foods, Inc. 3% 10/15/30 (b)	135,000	103,957
Viterra Finance BV 4.9% 4/21/27 (b)	780,000	729,535
		3,143,401
Tobacco - 3.3%
Altria Group, Inc.:
2.45% 2/4/32	440,000	333,575
4.25% 8/9/42	235,000	175,222
4.8% 2/14/29	453,000	434,820
BAT Capital Corp.:
2.259% 3/25/28	404,000	338,668
2.726% 3/25/31	400,000	315,019
3.557% 8/15/27	1,006,000	917,611
3.984% 9/25/50	440,000	297,448
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	670,000	616,945
4.25% 7/21/25 (b)	250,000	238,636
Philip Morris International, Inc.:
5.625% 11/17/29	280,000	284,747
5.75% 11/17/32	321,000	330,558
Reynolds American, Inc. 4.45% 6/12/25	767,000	753,196
		5,036,445
TOTAL CONSUMER STAPLES		10,506,338
ENERGY - 8.7%
Oil, Gas & Consumable Fuels - 8.7%
Canadian Natural Resources Ltd.:
4.95% 6/1/47	134,000	120,698
6.25% 3/15/38	350,000	358,938
Cenovus Energy, Inc.:
2.65% 1/15/32	99,000	79,960
3.75% 2/15/52	290,000	208,941
4.25% 4/15/27	598,000	572,899
5.4% 6/15/47	288,000	266,027
6.75% 11/15/39	32,000	33,667
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	405,000	406,918
ConocoPhillips Co. 6.5% 2/1/39	331,000	379,488
DCP Midstream Operating LP:
3.875% 3/15/23	210,000	208,908
5.125% 5/15/29	795,000	770,829
5.85% 5/21/43 (b)(c)	418,000	408,930
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	418,000	364,767
3.9% 11/15/49	356,000	247,399
Enbridge, Inc. 4.25% 12/1/26	214,000	207,488
Energy Transfer LP:
4% 10/1/27	452,000	424,134
4.25% 4/1/24	228,000	223,452
4.95% 6/15/28	238,000	230,226
5% 5/15/50	300,000	247,245
5.4% 10/1/47	316,000	272,511
5.8% 6/15/38	123,000	114,051
6% 6/15/48	257,000	236,050
Enterprise Products Operating LP 4.9% 5/15/46	183,000	161,745
Equinor ASA 2.375% 5/22/30	382,000	328,794
Hess Corp.:
4.3% 4/1/27	194,000	186,476
5.6% 2/15/41	410,000	395,133
5.8% 4/1/47	240,000	233,130
6% 1/15/40	405,000	406,219
MPLX LP:
1.75% 3/1/26	351,000	313,309
2.65% 8/15/30	442,000	362,717
Occidental Petroleum Corp.:
2.9% 8/15/24	86,000	82,560
3.45% 7/15/24	481,000	466,570
Ovintiv, Inc. 7.2% 11/1/31	270,000	288,498
Petroleos Mexicanos:
5.35% 2/12/28	394,000	327,513
6.49% 1/23/27	85,000	76,908
6.5% 3/13/27	280,000	252,448
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25	416,000	409,589
Spectra Energy Partners LP 3.375% 10/15/26	338,000	316,417
Suncor Energy, Inc.:
6.5% 6/15/38	255,000	264,486
6.85% 6/1/39	166,000	178,137
The Williams Companies, Inc.:
3.5% 11/15/30	352,000	311,491
4.65% 8/15/32	163,000	154,400
5.3% 8/15/52	37,000	33,987
5.75% 6/24/44	360,000	350,565
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	26,000	22,838
Western Gas Partners LP 4.3% 2/1/30	1,174,000	1,046,140
		13,353,596
FINANCIALS - 32.2%
Banks - 17.2%
AIB Group PLC 4.263% 4/10/25 (b)(c)	250,000	240,678
Banco Santander SA 2.749% 12/3/30	720,000	538,708
Bank of America Corp.:
2.676% 6/19/41 (c)	679,000	473,666
2.884% 10/22/30 (c)	487,000	415,589
3.194% 7/23/30 (c)	495,000	432,036
3.458% 3/15/25 (c)	337,000	328,058
3.705% 4/24/28 (c)	362,000	337,204
4.25% 10/22/26	368,000	360,328
4.45% 3/3/26	350,000	344,245
4.571% 4/27/33 (c)	800,000	745,580
5.015% 7/22/33 (c)	600,000	579,251
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	600,000	587,657
Bank of Nova Scotia 4.5% 12/16/25	456,000	450,307
Barclays PLC:
1.007% 12/10/24 (c)	333,000	314,898
2.645% 6/24/31 (c)	550,000	427,211
2.894% 11/24/32 (c)	920,000	702,685
4.836% 5/9/28	415,000	380,489
5.088% 6/20/30 (c)	200,000	180,142
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	500,000	434,298
1.904% 9/30/28 (b)(c)	750,000	617,735
2.824% 1/26/41 (b)	700,000	435,394
4.625% 3/13/27 (b)	475,000	451,405
BPCE SA:
2.277% 1/20/32 (b)(c)	650,000	484,669
4.875% 4/1/26 (b)	350,000	334,026
Citigroup, Inc.:
2.572% 6/3/31 (c)	296,000	242,585
2.666% 1/29/31 (c)	307,000	254,835
4.3% 11/20/26	381,000	371,667
4.91% 5/24/33 (c)	295,000	280,874
Citizens Financial Group, Inc. 2.638% 9/30/32	397,000	296,710
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	610,000	500,933
Credit Agricole SA 2.811% 1/11/41 (b)	488,000	302,185
Danske Bank A/S 1.171% 12/8/23 (b)(c)	500,000	499,661
Fifth Third Bancorp 8.25% 3/1/38	395,000	480,302
HSBC Holdings PLC:
1.589% 5/24/27 (c)	790,000	676,875
2.357% 8/18/31 (c)	570,000	434,941
2.848% 6/4/31 (c)	400,000	318,830
4.041% 3/13/28 (c)	300,000	274,936
7.39% 11/3/28 (c)	300,000	314,623
Huntington Bancshares, Inc. 2.487% 8/15/36 (c)	388,000	280,941
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	200,000	193,229
JPMorgan Chase & Co.:
2.522% 4/22/31 (c)	456,000	377,135
2.956% 5/13/31 (c)	467,000	389,426
4.912% 7/25/33 (c)	850,000	819,667
4.95% 6/1/45	204,000	188,763
5.717% 9/14/33 (c)	1,000,000	989,265
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)	600,000	517,023
7.953% 11/15/33 (c)	350,000	368,550
NatWest Group PLC 2.359% 5/22/24 (c)	215,000	210,882
Rabobank Nederland 3.75% 7/21/26	700,000	657,092
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	365,000	316,749
Societe Generale:
1.488% 12/14/26 (b)(c)	325,000	281,051
3% 1/22/30 (b)	625,000	500,807
3.625% 3/1/41 (b)	750,000	481,849
6.221% 6/15/33 (b)(c)	400,000	372,000
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	500,000	479,038
SVB Financial Group 3.125% 6/5/30	197,000	161,171
Synchrony Bank 5.625% 8/23/27	250,000	242,025
UniCredit SpA 1.982% 6/3/27 (b)(c)	625,000	529,577
Wells Fargo & Co.:
2.164% 2/11/26 (c)	646,000	602,275
4.478% 4/4/31 (c)	432,000	408,313
4.65% 11/4/44	384,000	332,789
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	480,000	443,236
Zions Bancorp NA 3.25% 10/29/29	420,000	346,279
		26,335,348
Capital Markets - 5.0%
Ares Capital Corp.:
2.15% 7/15/26	335,000	285,655
3.875% 1/15/26	352,000	323,683
4.2% 6/10/24	406,000	393,582
4.25% 3/1/25	378,000	359,155
Blackstone Holdings Finance Co. LLC 3.5% 9/10/49 (b)	338,000	238,099
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	351,000	310,947
3.091% 5/14/32 (b)(c)	725,000	493,915
3.869% 1/12/29 (b)(c)	250,000	199,683
4.194% 4/1/31 (b)(c)	700,000	530,678
4.55% 4/17/26	250,000	217,273
9.016% 11/15/33 (b)(c)	300,000	304,580
Deutsche Bank AG 4.5% 4/1/25	320,000	303,417
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	731,000	639,793
3.035% 5/28/32 (c)	566,000	426,283
Goldman Sachs Group, Inc. 4.223% 5/1/29 (c)	336,000	315,659
Morgan Stanley:
1.794% 2/13/32 (c)	414,000	315,070
2.239% 7/21/32 (c)	580,000	452,318
2.699% 1/22/31 (c)	266,000	222,899
4.35% 9/8/26	535,000	520,878
4.431% 1/23/30 (c)	400,000	378,301
UBS Group AG 3.126% 8/13/30 (b)(c)	500,000	425,503
		7,657,371
Consumer Finance - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	350,000	322,058
2.45% 10/29/26	150,000	131,894
3% 10/29/28	151,000	127,578
3.3% 1/30/32	161,000	128,312
3.4% 10/29/33	333,000	258,117
3.85% 10/29/41	540,000	396,122
Ally Financial, Inc.:
2.2% 11/2/28	504,000	402,502
5.75% 11/20/25	141,000	139,120
5.8% 5/1/25	229,000	229,945
7.1% 11/15/27	250,000	257,099
Capital One Financial Corp.:
2.359% 7/29/32 (c)	632,000	460,513
5.247% 7/26/30 (c)	281,000	267,839
Discover Financial Services:
4.5% 1/30/26	328,000	315,746
6.7% 11/29/32	35,000	35,606
Ford Motor Credit Co. LLC:
3.375% 11/13/25	615,000	567,417
4.063% 11/1/24	350,000	337,871
4.95% 5/28/27	500,000	473,185
Synchrony Financial 4.375% 3/19/24	319,000	313,297
		5,164,221
Diversified Financial Services - 3.4%
Athene Global Funding:
1.45% 1/8/26 (b)	290,000	255,436
1.985% 8/19/28 (b)	380,000	308,437
2.5% 3/24/28 (b)	500,000	423,092
Blackstone Private Credit Fund:
4.7% 3/24/25	396,000	387,021
7.05% 9/29/25 (b)	187,000	187,373
Brixmor Operating Partnership LP:
2.25% 4/1/28	302,000	249,950
4.05% 7/1/30	429,000	374,918
4.125% 5/15/29	365,000	326,220
Corebridge Financial, Inc.:
3.65% 4/5/27 (b)	95,000	88,925
3.85% 4/5/29 (b)	93,000	84,660
3.9% 4/5/32 (b)	111,000	97,880
4.35% 4/5/42 (b)	25,000	20,468
4.4% 4/5/52 (b)	75,000	60,283
Equitable Holdings, Inc.:
4.35% 4/20/28	227,000	215,894
5% 4/20/48	426,000	370,136
Jackson Financial, Inc.:
3.125% 11/23/31	650,000	498,754
4% 11/23/51	485,000	314,157
5.17% 6/8/27	84,000	82,318
5.67% 6/8/32	106,000	100,706
Rexford Industrial Realty LP 2.15% 9/1/31	394,000	304,199
Voya Financial, Inc.:
4.7% 1/23/48 (c)	423,000	312,553
4.8% 6/15/46	204,000	166,852
5.7% 7/15/43	56,000	51,877
		5,282,109
Insurance - 3.2%
American International Group, Inc. 5.75% 4/1/48 (c)	398,000	373,722
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	310,000	243,242
Assurant, Inc. 2.65% 1/15/32	420,000	312,334
Athene Holding Ltd.:
3.45% 5/15/52	250,000	156,074
6.65% 2/1/33	300,000	300,192
Empower Finance 2020 LP 1.776% 3/17/31 (b)	353,000	269,685
Fairfax Financial Holdings Ltd.:
4.85% 4/17/28	495,000	467,340
5.625% 8/16/32 (b)	650,000	610,870
Five Corners Funding Trust II 2.85% 5/15/30 (b)	630,000	534,510
Intact Financial Corp. 5.459% 9/22/32 (b)	447,000	445,819
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	380,000	342,109
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	473,000	316,953
Pacific LifeCorp 5.125% 1/30/43 (b)	309,000	281,805
Unum Group 4.125% 6/15/51	350,000	243,811
		4,898,466
TOTAL FINANCIALS		49,337,515
HEALTH CARE - 6.5%
Biotechnology - 0.5%
AbbVie, Inc. 4.55% 3/15/35	381,000	362,403
Amgen, Inc. 3.375% 2/21/50	162,000	118,087
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	438,000	344,129
		824,619
Health Care Providers & Services - 3.4%
Centene Corp.:
2.625% 8/1/31	1,300,000	1,022,086
3% 10/15/30	544,000	445,857
4.25% 12/15/27	160,000	150,157
4.625% 12/15/29	260,000	241,757
Cigna Corp.:
3.4% 3/15/50	587,000	423,608
4.8% 8/15/38	216,000	203,794
4.9% 12/15/48	40,000	36,927
CVS Health Corp.:
4.78% 3/25/38	246,000	227,351
4.875% 7/20/35	134,000	128,253
HCA Holdings, Inc.:
3.375% 3/15/29 (b)	249,000	219,278
3.625% 3/15/32 (b)	250,000	213,711
4.625% 3/15/52 (b)	370,000	298,326
5.125% 6/15/39	556,000	495,580
5.25% 6/15/49	382,000	334,069
Sabra Health Care LP 3.2% 12/1/31	365,000	273,692
Universal Health Services, Inc.:
2.65% 10/15/30 (b)	268,000	214,263
2.65% 1/15/32 (b)	275,000	208,016
		5,136,725
Pharmaceuticals - 2.6%
AstraZeneca PLC 6.45% 9/15/37	426,000	485,336
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	447,000	433,482
4.375% 12/15/28 (b)	550,000	522,092
Elanco Animal Health, Inc.:
5.772% 8/28/23	608,000	605,524
6.4% 8/28/28 (c)	452,000	417,436
Mylan NV 4.55% 4/15/28	350,000	329,607
Utah Acquisition Sub, Inc. 3.95% 6/15/26	467,000	437,665
Viatris, Inc.:
2.7% 6/22/30	495,000	394,836
4% 6/22/50	530,000	344,706
		3,970,684
TOTAL HEALTH CARE		9,932,028
INDUSTRIALS - 4.2%
Aerospace & Defense - 1.4%
BAE Systems PLC 1.9% 2/15/31 (b)	525,000	411,339
The Boeing Co.:
5.04% 5/1/27	768,000	760,549
5.15% 5/1/30	958,000	934,654
		2,106,542
Air Freight & Logistics - 0.3%
FedEx Corp. 4.05% 2/15/48	488,000	373,788
Airlines - 0.7%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	427,297	386,068
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	179,195	150,002
American Airlines, Inc. 3.75% 4/15/27	136,730	119,255
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	194,572	160,337
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	162,347	139,643
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	85,423	77,612
		1,032,917
Machinery - 0.7%
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	250,000	231,790
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	438,000	411,107
3.45% 11/15/26	536,000	496,622
		1,139,519
Road & Rail - 0.2%
CSX Corp. 4.75% 11/15/48	402,000	367,819
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.875% 1/15/32	440,000	347,724
3.25% 3/1/25	571,000	541,259
		888,983
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	219,000	177,137
4.25% 4/15/26 (b)	175,000	158,779
5.5% 1/15/26 (b)	152,000	143,975
		479,891
TOTAL INDUSTRIALS		6,389,459
INFORMATION TECHNOLOGY - 4.0%
Electronic Equipment & Components - 1.1%
Dell International LLC/EMC Corp.:
3.45% 12/15/51 (b)	595,000	383,550
4.9% 10/1/26	396,000	391,642
6.02% 6/15/26	440,000	449,352
Vontier Corp. 2.95% 4/1/31	612,000	439,719
		1,664,263
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	554,000	491,016
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom, Inc.:
1.95% 2/15/28 (b)	302,000	255,252
2.45% 2/15/31 (b)	175,000	138,069
2.6% 2/15/33 (b)	382,000	288,643
3.5% 2/15/41 (b)	363,000	262,571
Micron Technology, Inc.:
2.703% 4/15/32	475,000	367,197
4.185% 2/15/27	401,000	383,377
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	337,000	314,526
		2,009,635
Software - 1.3%
Oracle Corp.:
2.3% 3/25/28	408,000	353,513
2.5% 4/1/25	332,000	314,028
2.875% 3/25/31	190,000	158,923
3.95% 3/25/51	430,000	314,661
4.3% 7/8/34	347,000	307,395
Roper Technologies, Inc. 2.95% 9/15/29	589,000	515,656
		1,964,176
TOTAL INFORMATION TECHNOLOGY		6,129,090
MATERIALS - 1.3%
Chemicals - 1.1%
Celanese U.S. Holdings LLC 6.165% 7/15/27	700,000	685,124
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	562,000	469,677
3.468% 12/1/50 (b)	452,000	310,714
LYB International Finance III LLC 2.25% 10/1/30	368,000	293,272
		1,758,787
Containers & Packaging - 0.2%
Avery Dennison Corp. 4.875% 12/6/28	325,000	319,168
TOTAL MATERIALS		2,077,955
REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.2%
Agree LP 4.8% 10/1/32	441,000	405,633
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	381,000	283,331
4.7% 7/1/30	75,000	71,944
American Homes 4 Rent LP:
2.375% 7/15/31	29,000	22,542
3.375% 7/15/51	45,000	28,765
3.625% 4/15/32	102,000	86,424
4.3% 4/15/52	71,000	52,672
Camden Property Trust:
2.8% 5/15/30	65,000	55,855
3.15% 7/1/29	247,000	220,593
Corporate Office Properties LP 2% 1/15/29	278,000	215,148
Crown Castle International Corp. 2.25% 1/15/31	323,000	261,231
Hudson Pacific Properties LP:
3.95% 11/1/27	422,000	357,763
5.95% 2/15/28	635,000	602,873
Invitation Homes Operating Partnership LP:
2% 8/15/31	395,000	292,410
4.15% 4/15/32	153,000	134,130
Kite Realty Group Trust:
4% 3/15/25	15,000	14,388
4.75% 9/15/30	317,000	281,391
LXP Industrial Trust (REIT) 4.4% 6/15/24	242,000	235,227
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	606,000	427,230
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	274,000	200,908
3.625% 10/1/29	427,000	353,796
4.5% 1/15/25	204,000	198,399
Piedmont Operating Partnership LP 2.75% 4/1/32	53,000	37,860
Realty Income Corp. 2.2% 6/15/28	27,000	23,156
Spirit Realty LP 2.1% 3/15/28	398,000	323,537
Store Capital Corp.:
2.7% 12/1/31	450,000	338,555
2.75% 11/18/30	67,000	52,247
Sun Communities Operating LP:
2.3% 11/1/28	60,000	49,361
2.7% 7/15/31	445,000	346,235
4.2% 4/15/32	520,000	448,638
Ventas Realty LP 3% 1/15/30	337,000	286,286
VICI Properties LP:
4.75% 2/15/28	188,000	177,220
4.95% 2/15/30	430,000	406,502
5.125% 5/15/32	31,000	29,078
Vornado Realty LP:
2.15% 6/1/26	73,000	61,699
3.4% 6/1/31	265,000	202,011
WP Carey, Inc. 2.4% 2/1/31	397,000	315,666
		7,900,704
Real Estate Management & Development - 0.5%
Tanger Properties LP:
2.75% 9/1/31	313,000	223,861
3.125% 9/1/26	690,000	622,813
		846,674
TOTAL REAL ESTATE		8,747,378
UTILITIES - 8.4%
Electric Utilities - 3.4%
Cleco Corporate Holdings LLC:
3.743% 5/1/26	1,091,000	1,028,844
4.973% 5/1/46	356,000	306,923
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	224,000	205,228
Duke Energy Corp.:
4.5% 8/15/32	510,000	483,878
5% 8/15/52	430,000	390,755
Duke Energy Industries, Inc. 4.9% 7/15/43	88,000	81,257
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	86,000	68,014
2.775% 1/7/32 (b)	177,000	138,821
3.616% 8/1/27 (b)	250,000	225,501
Exelon Corp.:
3.35% 3/15/32 (b)	258,000	226,676
4.05% 4/15/30	380,000	358,510
4.1% 3/15/52 (b)	43,000	35,094
FirstEnergy Corp.:
2.25% 9/1/30	639,000	507,893
4.4% 7/15/27	416,000	392,296
7.375% 11/15/31	700,000	788,208
		5,237,898
Gas Utilities - 0.5%
ONE Gas, Inc. 2% 5/15/30	394,000	321,521
Southern Co. Gas Capital Corp.:
3.15% 9/30/51	416,000	273,644
4.4% 5/30/47	204,000	165,829
		760,994
Independent Power and Renewable Electricity Producers - 2.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	550,000	484,839
Emera U.S. Finance LP:
3.55% 6/15/26	1,211,000	1,135,906
4.75% 6/15/46	426,000	337,378
The AES Corp.:
1.375% 1/15/26	392,000	348,234
2.45% 1/15/31	402,000	319,436
3.3% 7/15/25 (b)	644,000	602,736
3.95% 7/15/30 (b)	302,000	264,401
		3,492,930
Multi-Utilities - 2.2%
Dominion Energy, Inc. 4.25% 6/1/28	343,000	328,629
NiSource, Inc.:
3.49% 5/15/27	514,000	485,318
3.95% 3/30/48	396,000	312,559
4.8% 2/15/44	468,000	418,191
Puget Energy, Inc.:
3.65% 5/15/25	848,000	807,448
4.1% 6/15/30	714,000	641,464
Sempra Energy 3.8% 2/1/38	392,000	319,157
		3,312,766
TOTAL UTILITIES		12,804,588
TOTAL NONCONVERTIBLE BONDS (Cost $160,432,832)		135,581,334

U.S. Treasury Obligations - 6.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.875% 2/15/41	420,000	303,516
1.875% 11/15/51	308,000	202,546
2% 11/15/41	1,020,000	742,887
2.25% 2/15/52	600,000	433,289
2.875% 5/15/52	200,000	166,250
3% 8/15/52	9,460,000	8,100,121
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,618,261)		9,948,609

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b) (Cost $123,840)	123,840	115,900

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Truist Bank 2.25% 3/11/30 (Cost $499,401)	500,000	406,378

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80 (c)	355,000	315,673
FINANCIALS - 0.4%
Capital Markets - 0.4%
UBS Group AG:
4.375% (b)(c)(e)	265,000	196,431
4.875% (b)(c)(e)	570,000	478,934
		675,365
TOTAL PREFERRED SECURITIES (Cost $1,200,949)		991,038

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f) (Cost $4,735,609)	4,734,744	4,735,691

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $177,610,892)	151,778,950
NET OTHER ASSETS (LIABILITIES) - 0.9%	1,371,325
NET ASSETS - 100.0%	153,150,275

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,487,562 or 20.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	6,102,184	12,089,869	13,456,362	42,957	-	-	4,735,691	0.0%
Total	6,102,184	12,089,869	13,456,362	42,957	-	-	4,735,691

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.